UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2004

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Elias Asset Management
Address:    500 Essjay Rd.  Suite 220
            Williamsville, NY  14221


Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                    WILLIAMSVILLE, NY              08/02/04
------------------                  -----------------            -----------
[Signature]                           [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-04969 -  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               70

Form 13F Information Table Value Total:            $272983
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

         ____     28-04969                   _____________________

         [Repeat as necessary.]



                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                  JUNE 30, 2004




                                                                                                                VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER      -------------------------
    NAME OF ISSUER           TITLE OF CLASS   CUSIP       (X$1000) PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

Alcoa Inc.                         COM       013817101      6572    198956    SH      Sole                     198956
American Express Co.               COM       025816109      7018    136591    SH      Sole                     136591
American International Group       COM       026874107      6840     95958    SH      Sole                      95958
Amgen Inc.                         COM       031162100      5469    100218    SH      Sole                     100218
Analog Devices Inc.                COM       032654105      6559    139322    SH      Sole                     139322
Apple Computer                     COM       037833100       247      7600    SH      Sole                       7600
Baxter International, Inc.         COM       071813109      7816    226476    SH      Sole                     226476
Bed Bath & Beyond Inc.             COM       075896100      6116    159075    SH      Sole                     159075
Boston Scientific Corp.            COM       101137107      6732    157299    SH      Sole                     157299
Ciena Corp.                        COM       171779101        37     10000    SH      Sole                      10000
Cisco Systems Inc.                 COM       17275R102      6725    283764    SH      Sole                     283764
Citigroup Inc.                     COM       172967101      6925    148929    SH      Sole                     148929
Clear Channel Communications       COM       184502102      5832    157840    SH      Sole                     157840
DuPont E.I.                        COM       263534109      7088    159558    SH      Sole                     159558
EMC Corp. Mass                     COM       268648102      5048    442802    SH      Sole                     442802
Emerson Electric Co.               COM       291011104      7907    124427    SH      Sole                     124427
Exxon Mobil Corp.                  COM       30231G102      7482    168484    SH      Sole                     168484
General Electric Co.               COM       369604103      7592    234309    SH      Sole                     234309
Home Depot Inc.                    COM       437076102      6988    198530    SH      Sole                     198530
Honeywell International, Inc.      COM       438516106      5732    156480    SH      Sole                     156480
Intel Corp.                        COM       458140100      7396    267982    SH      Sole                     267982
Interpublic Group of Cos., Inc     COM       460690100      3934    286557    SH      Sole                     286557
JDS Uniphase Corp.                 COM       46612J101        38     10100    SH      Sole                      10100
Merck and Co.                      COM       589331107      6602    138983    SH      Sole                     138983
Merrill Lynch & Co.                COM       590188108      6578    121865    SH      Sole                     121865
Microsoft Inc.                     COM       594918104      7440    260517    SH      Sole                     260517
Morgan Stanley                     COM       617446448      5306    100559    SH      Sole                     100559
Northern Trust Corp.               COM       665859104      5883    139140    SH      Sole                     139140
Oracle Systems Corp.               COM       68389X105      5604    469753    SH      Sole                     469753
Paychex Inc.                       COM       704326107      6467    190874    SH      Sole                     190874
Pepsico Inc.                       COM       713448108      7379    136946    SH      Sole                     136946
Procter & Gamble                   COM       742718109       346      6360    SH      Sole                       6360
Royal Dutch Petro-NY Shares        COM       780257804       245      4750    SH      Sole                       4750
Texas Instruments Inc.             COM       882508104      6265    259078    SH      Sole                     259078
Transocean Inc.                    COM       G90078109      6521    225319    SH      Sole                     225319
Veritas Software Corp.             COM       923436109      5701    205163    SH      Sole                     205163
Walgreen Co.                       COM       931422109      5861    161858    SH      Sole                     161858
Walt Disney Co.                    COM       254687106      7279    285551    SH      Sole                     285551
IShares MSCI EAFE                            464287465      9070     63430    SH      Sole                      63430
IShares Russell 1000 Value                   464287598     10473    174375    SH      Sole                     174375
IShares S&P SmallCap 600                     464287804     10110     68680    SH      Sole                      68680
S & P Mid-Cap 400 Dep Rcpts                  595635103     10564     95090    SH      Sole                      95090
Brandywine Fund                              10532D107       222 9051.7000    SH      Sole                  9051.7000
Eaton Vance Tax Managed Growth               277919205       302  594.5260    SH      Sole                   594.5260
First Mutual Fund                            892880105      1346 141562.0205  SH      Sole                141562.0205
Citigroup Cap IX Pfd 6.00%                   173066200       227     10050    SH      Sole                      10050
General Electric Capital Corp                369622519       236      9800    SH      Sole                       9800
Allegheny Energy Inc.                        017361106       308     20000    SH      Sole                      20000
Amgen Inc.                                   031162100      2647     48500    SH      Sole                      48500
BP PLC-Spons ADR                             055622104       425      7940    SH      Sole                       7940
BSB Bancorp Inc.                             055652101       357     10048    SH      Sole                      10048
Bank of New York                             064057102       315     10700    SH      Sole                      10700
Bristol-Myers Squibb Co.                     110122108       305     12430    SH      Sole                      12430
ChevronTexaco Corp.                          166764100       669      7112    SH      Sole                       7112
Colgate - Palmolive                          194162103       327      5600    SH      Sole                       5600
Community Bank Systems                       203607106      2074     91000    SH      Sole                      91000
Computer Task Group                          205477102       671    169950    SH      Sole                     169950
Exxon Mobil Corp.                            30231G102      1665     37500    SH      Sole                      37500
Fortune Brands                               349631101       207      2750    SH      Sole                       2750
General Electric Co.                         369604103      2057     63501    SH      Sole                      63501
Gillette Co.                                 375766102       305      7200    SH      Sole                       7200
Home Depot Inc.                              437076102       266      7571    SH      Sole                       7571
Intel Corp.                                  458140100       251      9100    SH      Sole                       9100
International Business Machine               459200101       221      2511    SH      Sole                       2511
Jefferson Pilot Corp.                        475070108       231      4555    SH      Sole                       4555
Johnson & Johnson                            478160104       345      6200    SH      Sole                       6200
Microsoft Inc.                               594918104       331     11600    SH      Sole                      11600
Trustco Bank Corp.                           898349105       438     33440    SH      Sole                      33440
Union Pacific                                907818108       235      3960    SH      Sole                       3960
Wyeth                                        983024100       204      5640    SH      Sole                       5640
REPORT SUMMARY                    70    DATA RECORDS                272983           OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


